BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accumulated depreciation	$ (389,852)	$ (332,918)
Property plant and equipment, Net	189,361	165,591
Software [Member]
Property plant and equipment, gross	185,081	119,959
Furniture And Fixtures [Member]
Property plant and equipment, gross	89,779	84,459
Equipment [Member]
Property plant and equipment, gross	85,365	85,365
Assets Held Under Capital Leases [Member]
Property plant and equipment, gross	139,737	139,737
Accumulated depreciation	(125,058)	(97,110)
Property plant and equipment, Net	14,679	42,627
Leaseholds And Leasehold Improvements [Member]
Property plant and equipment, gross	$ 79,251	$ 68,989